Convertible Preferred Stock - Narrative (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 01, 2019 USD ($) $ / shares	Oct. 31, 2019 USD ($) stockholder shares	Jun. 30, 2019 $ / shares shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Temporary Equity [Line Items]
Issuance of convertible preferred stock (in shares) | shares					42,677	12,549,852	5,704,601
Shares issued, price per share (in dollars per share)			$ 6.8839
Issuance costs | $				$ 3,900,000		$ 3,881,000	$ 67,000
Number of votes for each share | vote					1
Dividend rate per annum					8.00%
Dividends declared or paid | $					$ 0
Closing sale of shares (in dollars per share)					$ 12.5162
Aggregate offering price | $					$ 50,000,000
ThredUp Common Stockholders | ThredUp Series F Investors
Temporary Equity [Line Items]
Purchase of common stock (up to) | $	$ 10,000,000.0
Price per share of common stock (in dollars per share)	$ 6.8839
Series F
Temporary Equity [Line Items]
Issuance of convertible preferred stock (in shares) | shares			7,844,390	4,705,462
Original issue price (in dollars per share)					$ 6.8839
Series F | ThredUp Employees | ThredUp Investors
Temporary Equity [Line Items]
Shares sold (in shares) | shares		1,125,813
Eligible holders of stock | stockholder		123
Aggregate net proceeds | $		$ 7,700,000
Series A
Temporary Equity [Line Items]
Original issue price (in dollars per share)					0.233
Series A-1
Temporary Equity [Line Items]
Original issue price (in dollars per share)					0.269
Series B
Temporary Equity [Line Items]
Original issue price (in dollars per share)					0.9252
Series C
Temporary Equity [Line Items]
Original issue price (in dollars per share)					1.4945
Series D
Temporary Equity [Line Items]
Original issue price (in dollars per share)					$ 2.2633
Percent of holders of convertible preferred stock					60.00%
Series E
Temporary Equity [Line Items]
Original issue price (in dollars per share)					$ 6.2581
Series E-1
Temporary Equity [Line Items]
Original issue price (in dollars per share)					$ 6.2581